Derivative Currency swap forward contract List (Details) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	JPY (¥)	USD ($)
Currency forward contracts 1 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract date	Apr. 10, 2014	Apr. 10, 2014	Apr. 10, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay	₩ 55,120
Contract Amount Receive | $			$ 52,000
Contract exchange rate	1,060.00	1,060.00	1,060.00
Currency forward contracts 2 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract date	Apr. 28, 2014	Apr. 28, 2014	Apr. 28, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay	₩ 50,784
Contract Amount Receive | $			$ 48,000
Contract exchange rate	1,058.00	1,058.00	1,058.00
Currency forward contracts 3 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Bank of America	Bank of America	Bank of America
Contract date	Apr. 29, 2014	Apr. 29, 2014	Apr. 29, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay	₩ 105,400
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,054.00	1,054.00	1,054.00
Currency forward contracts 4 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract date	May 09, 2014	May 09, 2014	May 09, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay	₩ 104,600
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,046.00	1,046.00	1,046.00
Currency forward contracts 5 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract date	Dec. 22, 2017	Dec. 22, 2017	Dec. 22, 2017
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay	₩ 105,079
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,050.79	1,050.79	1,050.79
Currency forward contracts 6 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract date	Dec. 27, 2017	Dec. 27, 2017	Dec. 27, 2017
Matrurity date	Jul. 12, 2021	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay	₩ 104,849
Contract Amount Receive | $			$ 100,000
Contract exchange rate	1,048.49	1,048.49	1,048.49
Currency forward contracts 7 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	CCB	CCB	CCB
Contract date	Dec. 07, 2017	Dec. 07, 2017	Dec. 07, 2017
Matrurity date	Jan. 11, 2018	Jan. 11, 2018	Jan. 11, 2018
Contract Amount Pay	₩ 10,921
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,092.14	1,092.14	1,092.14
Currency forward contracts 8 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Morgan Stanley	Morgan Stanley	Morgan Stanley
Contract date	Nov. 27, 2017	Nov. 27, 2017	Nov. 27, 2017
Matrurity date	Jan. 03, 2018	Jan. 03, 2018	Jan. 03, 2018
Contract Amount Pay	₩ 5,439
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,087.70	1,087.70	1,087.70
Currency forward contracts 9 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Nov. 29, 2017	Nov. 29, 2017	Nov. 29, 2017
Matrurity date	Jan. 05, 2018	Jan. 05, 2018	Jan. 05, 2018
Contract Amount Pay	₩ 5,402
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,080.32	1,080.32	1,080.32
Currency forward contracts 10 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract date	Nov. 30, 2017	Nov. 30, 2017	Nov. 30, 2017
Matrurity date	Jan. 08, 2018	Jan. 08, 2018	Jan. 08, 2018
Contract Amount Pay	₩ 5,437
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,087.35	1,087.35	1,087.35
Currency forward contracts 11 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 05, 2017	Dec. 05, 2017	Dec. 05, 2017
Matrurity date	Jan. 09, 2018	Jan. 09, 2018	Jan. 09, 2018
Contract Amount Pay	₩ 5,416
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,083.20	1,083.20	1,083.20
Currency forward contracts 12 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 11, 2017	Dec. 11, 2017	Dec. 11, 2017
Matrurity date	Jan. 12, 2018	Jan. 12, 2018	Jan. 12, 2018
Contract Amount Pay	₩ 10,922
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,092.20	1,092.20	1,092.20
Currency forward contracts 13 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract date	Dec. 12, 2017	Dec. 12, 2017	Dec. 12, 2017
Matrurity date	Jan. 15, 2018	Jan. 15, 2018	Jan. 15, 2018
Contract Amount Pay	₩ 3,270
Contract Amount Receive | $			$ 3,000
Contract exchange rate	1,090.15	1,090.15	1,090.15
Currency forward contracts 14 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract date	Dec. 13, 2017	Dec. 13, 2017	Dec. 13, 2017
Matrurity date	Jan. 16, 2018	Jan. 16, 2018	Jan. 16, 2018
Contract Amount Pay	₩ 10,906
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,090.55	1,090.55	1,090.55
Currency forward contracts 15 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Credit Suisse	Credit Suisse	Credit Suisse
Contract date	Dec. 14, 2017	Dec. 14, 2017	Dec. 14, 2017
Matrurity date	Jan. 17, 2018	Jan. 17, 2018	Jan. 17, 2018
Contract Amount Pay	₩ 10,858
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,085.80	1,085.80	1,085.80
Currency forward contracts 16 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Dec. 14, 2017	Dec. 14, 2017	Dec. 14, 2017
Matrurity date	Jan. 18, 2018	Jan. 18, 2018	Jan. 18, 2018
Contract Amount Pay	₩ 10,858
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,085.80	1,085.80	1,085.80
Currency forward contracts 17 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Morgan Stanley	Morgan Stanley	Morgan Stanley
Contract date	Dec. 15, 2017	Dec. 15, 2017	Dec. 15, 2017
Matrurity date	Jan. 19, 2018	Jan. 19, 2018	Jan. 19, 2018
Contract Amount Pay	₩ 10,884
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,088.39	1,088.39	1,088.39
Currency forward contracts 18 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 18, 2017	Dec. 18, 2017	Dec. 18, 2017
Matrurity date	Jan. 22, 2018	Jan. 22, 2018	Jan. 22, 2018
Contract Amount Pay	₩ 10,881
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,088.14	1,088.14	1,088.14
Currency forward contracts 19 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Dec. 20, 2017	Dec. 20, 2017	Dec. 20, 2017
Matrurity date	Jan. 22, 2018	Jan. 22, 2018	Jan. 22, 2018
Contract Amount Pay	₩ 5,413
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,082.60	1,082.60	1,082.60
Currency forward contracts 20 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 21, 2017	Dec. 21, 2017	Dec. 21, 2017
Matrurity date	Jan. 26, 2018	Jan. 26, 2018	Jan. 26, 2018
Contract Amount Pay	₩ 10,802
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,080.20	1,080.20	1,080.20
Currency forward contracts 21 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Credit Suisse	Credit Suisse	Credit Suisse
Contract date	Dec. 22, 2017	Dec. 22, 2017	Dec. 22, 2017
Matrurity date	Jan. 26, 2018	Jan. 26, 2018	Jan. 26, 2018
Contract Amount Pay	₩ 10,778
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,077.75	1,077.75	1,077.75
Currency forward contracts 22 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract date	Dec. 28, 2017	Dec. 28, 2017	Dec. 28, 2017
Matrurity date	Jan. 29, 2018	Jan. 29, 2018	Jan. 29, 2018
Contract Amount Pay	₩ 10,716
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,071.55	1,071.55	1,071.55
Currency forward contracts 23 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	CCB	CCB	CCB
Contract date	Dec. 28, 2017	Dec. 28, 2017	Dec. 28, 2017
Matrurity date	Jan. 30, 2018	Jan. 30, 2018	Jan. 30, 2018
Contract Amount Pay	₩ 10,706
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,070.60	1,070.60	1,070.60
Currency forward contracts 24 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 29, 2017	Dec. 29, 2017	Dec. 29, 2017
Matrurity date	Feb. 05, 2018	Feb. 05, 2018	Feb. 05, 2018
Contract Amount Pay	₩ 10,679
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,067.90	1,067.90	1,067.90
Currency forward contracts 25 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 05, 2017	Dec. 05, 2017	Dec. 05, 2017
Matrurity date	Jan. 05, 2018	Jan. 05, 2018	Jan. 05, 2018
Contract Amount Pay	₩ 2,170
Contract Amount Receive | $			$ 2,000
Contract exchange rate	1,084.92	1,084.92	1,084.92
Currency forward contracts 26 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 05, 2017	Dec. 05, 2017	Dec. 05, 2017
Matrurity date	Jan. 05, 2018	Jan. 05, 2018	Jan. 05, 2018
Contract Amount Pay	₩ 2,164
Contract Amount Receive | $			$ 2,000
Contract exchange rate	1,082.02	1,082.02	1,082.02
Currency forward contracts 27 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 07, 2017	Dec. 07, 2017	Dec. 07, 2017
Matrurity date	Jan. 05, 2018	Jan. 05, 2018	Jan. 05, 2018
Contract Amount Pay	₩ 6,551
Contract Amount Receive | $			$ 6,000
Contract exchange rate	1,091.77	1,091.77	1,091.77
Currency forward contracts 28 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract date	Dec. 14, 2017	Dec. 14, 2017	Dec. 14, 2017
Matrurity date	Jan. 10, 2018	Jan. 10, 2018	Jan. 10, 2018
Contract Amount Pay	₩ 11,950
Contract Amount Receive | $			$ 11,000
Contract exchange rate	1,086.35	1,086.35	1,086.35
Currency forward contracts 29 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Societe Generale	Societe Generale	Societe Generale
Contract date	Dec. 14, 2017	Dec. 14, 2017	Dec. 14, 2017
Matrurity date	Jan. 10, 2018	Jan. 10, 2018	Jan. 10, 2018
Contract Amount Pay	₩ 10,865
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,086.45	1,086.45	1,086.45
Currency forward contracts 30 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	BTMU	BTMU	BTMU
Contract date	Dec. 20, 2017	Dec. 20, 2017	Dec. 20, 2017
Matrurity date	Jan. 16, 2018	Jan. 16, 2018	Jan. 16, 2018
Contract Amount Pay	₩ 11,906
Contract Amount Receive | $			$ 11,000
Contract exchange rate	1,082.35	1,082.35	1,082.35
Currency forward contracts 31 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract date	Dec. 20, 2017	Dec. 20, 2017	Dec. 20, 2017
Matrurity date	Jan. 16, 2018	Jan. 16, 2018	Jan. 16, 2018
Contract Amount Pay	₩ 15,130
Contract Amount Receive | $			$ 14,000
Contract exchange rate	1,080.70	1,080.70	1,080.70
Currency forward contracts 32 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	CCB	CCB	CCB
Contract date	Dec. 21, 2017	Dec. 21, 2017	Dec. 21, 2017
Matrurity date	Jan. 23, 2018	Jan. 23, 2018	Jan. 23, 2018
Contract Amount Pay	₩ 11,880
Contract Amount Receive | $			$ 11,000
Contract exchange rate	1,080.00	1,080.00	1,080.00
Currency forward contracts 33 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Korea Development Bank	Korea Development Bank	Korea Development Bank
Contract date	Dec. 28, 2017	Dec. 28, 2017	Dec. 28, 2017
Matrurity date	Jan. 31, 2018	Jan. 31, 2018	Jan. 31, 2018
Contract Amount Pay	₩ 11,782
Contract Amount Receive | $			$ 11,000
Contract exchange rate	1,071.10	1,071.10	1,071.10
Currency forward contracts 34 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 28, 2017	Dec. 28, 2017	Dec. 28, 2017
Matrurity date	Jan. 23, 2018	Jan. 23, 2018	Jan. 23, 2018
Contract Amount Pay	₩ 33,209
Contract Amount Receive | $			$ 31,000
Contract exchange rate	1,071.25	1,071.25	1,071.25
Currency forward contracts 35 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract date	Dec. 28, 2017	Dec. 28, 2017	Dec. 28, 2017
Matrurity date	Jan. 23, 2018	Jan. 23, 2018	Jan. 23, 2018
Contract Amount Pay	₩ 10,712
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,071.15	1,071.15	1,071.15
Currency forward contracts 36 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	BTMU	BTMU	BTMU
Contract date	Dec. 28, 2017	Dec. 28, 2017	Dec. 28, 2017
Matrurity date	Jan. 31, 2018	Jan. 31, 2018	Jan. 31, 2018
Contract Amount Pay	₩ 10,712
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,071.20	1,071.20	1,071.20
Currency forward contracts 37 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	BNP Paribas	BNP Paribas	BNP Paribas
Contract date	Nov. 15, 2017	Nov. 15, 2017	Nov. 15, 2017
Matrurity date	Jan. 17, 2018	Jan. 17, 2018	Jan. 17, 2018
Contract Amount Pay	₩ 3,713
Contract Amount Receive | $			$ 3,349
Contract exchange rate	1,108.60	1,108.60	1,108.60
Currency forward contracts 38 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Nov. 15, 2017	Nov. 15, 2017	Nov. 15, 2017
Matrurity date	Jan. 22, 2018	Jan. 22, 2018	Jan. 22, 2018
Contract Amount Pay	₩ 8,837
Contract Amount Receive | $			$ 8,000
Contract exchange rate	1,104.60	1,104.60	1,104.60
Currency forward contracts 39 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	BTMU	BTMU	BTMU
Contract date	Nov. 29, 2017	Nov. 29, 2017	Nov. 29, 2017
Matrurity date	Feb. 01, 2018	Feb. 01, 2018	Feb. 01, 2018
Contract Amount Pay	₩ 7,568
Contract Amount Receive | $			$ 7,000
Contract exchange rate	1,081.20	1,081.20	1,081.20
Currency forward contracts 40 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	BNP Paribas	BNP Paribas	BNP Paribas
Contract date	Nov. 29, 2017	Nov. 29, 2017	Nov. 29, 2017
Matrurity date	Feb. 01, 2018	Feb. 01, 2018	Feb. 01, 2018
Contract Amount Pay	₩ 7,557
Contract Amount Receive | $			$ 7,000
Contract exchange rate	1,079.60	1,079.60	1,079.60
Currency forward contracts 41 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Credit Agricole	Credit Agricole	Credit Agricole
Contract date	Dec. 19, 2017	Dec. 19, 2017	Dec. 19, 2017
Matrurity date	Jan. 22, 2018	Jan. 22, 2018	Jan. 22, 2018
Contract Amount Pay	₩ 5,429
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,085.75	1,085.75	1,085.75
Currency forward contracts 42 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	BTMU	BTMU	BTMU
Contract date	Dec. 20, 2017	Dec. 20, 2017	Dec. 20, 2017
Matrurity date	Feb. 22, 2018	Feb. 22, 2018	Feb. 22, 2018
Contract Amount Pay	₩ 10,822
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,082.18	1,082.18	1,082.18
Currency forward contracts 43 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract date	Dec. 20, 2017	Dec. 20, 2017	Dec. 20, 2017
Matrurity date	Jan. 22, 2018	Jan. 22, 2018	Jan. 22, 2018
Contract Amount Pay	₩ 2,879
Contract Amount Receive | $			$ 2,661
Contract exchange rate	1,082.00	1,082.00	1,082.00
Currency forward contracts 44 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	BNP Paribas	BNP Paribas	BNP Paribas
Contract date	Dec. 20, 2017	Dec. 20, 2017	Dec. 20, 2017
Matrurity date	Jan. 22, 2018	Jan. 22, 2018	Jan. 22, 2018
Contract Amount Pay	₩ 5,406
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,081.10	1,081.10	1,081.10
Currency forward contracts 45 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 21, 2017	Dec. 21, 2017	Dec. 21, 2017
Matrurity date	Jan. 23, 2018	Jan. 23, 2018	Jan. 23, 2018
Contract Amount Pay	₩ 6,467
Contract Amount Receive | $			$ 6,000
Contract exchange rate	1,077.90	1,077.90	1,077.90
Currency forward contracts 46 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 27, 2017	Dec. 27, 2017	Dec. 27, 2017
Matrurity date	Jan. 29, 2018	Jan. 29, 2018	Jan. 29, 2018
Contract Amount Pay	₩ 5,366
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,073.15	1,073.15	1,073.15
Currency forward contracts 47 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 27, 2017	Dec. 27, 2017	Dec. 27, 2017
Matrurity date	Jan. 05, 2018	Jan. 05, 2018	Jan. 05, 2018
Contract Amount Pay	₩ 5,373
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,074.50	1,074.50	1,074.50
Currency forward contracts 48 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract date	Nov. 23, 2017	Nov. 23, 2017	Nov. 23, 2017
Matrurity date	Jan. 11, 2018	Jan. 11, 2018	Jan. 11, 2018
Contract Amount Pay	₩ 9,237
Contract Amount Receive | $			$ 8,500
Contract exchange rate	1,086.76	1,086.76	1,086.76
Currency forward contracts 49 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Dec. 13, 2017	Dec. 13, 2017	Dec. 13, 2017
Matrurity date	Jan. 15, 2018	Jan. 15, 2018	Jan. 15, 2018
Contract Amount Pay	₩ 5,454
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,090.70	1,090.70	1,090.70
Currency forward contracts 50 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Dec. 08, 2017	Dec. 08, 2017	Dec. 08, 2017
Matrurity date	Jan. 25, 2018	Jan. 25, 2018	Jan. 25, 2018
Contract Amount Pay	₩ 10,921
Contract Amount Receive | $			$ 10,000
Contract exchange rate	1,092.05	1,092.05	1,092.05
Currency forward contracts 51 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017
Matrurity date	Feb. 21, 2018	Feb. 21, 2018	Feb. 21, 2018
Contract Amount Pay	₩ 5,610
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,122.00	1,122.00	1,122.00
Currency forward contracts 52 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Nov. 29, 2017	Nov. 29, 2017	Nov. 29, 2017
Matrurity date	Feb. 21, 2018	Feb. 21, 2018	Feb. 21, 2018
Contract Amount Pay	₩ 7,572
Contract Amount Receive | $			$ 7,000
Contract exchange rate	1,081.65	1,081.65	1,081.65
Currency forward contracts 53 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 20, 2017	Dec. 20, 2017	Dec. 20, 2017
Matrurity date	Mar. 22, 2018	Mar. 22, 2018	Mar. 22, 2018
Contract Amount Pay	₩ 3,978
Contract Amount Receive | $			$ 3,682
Contract exchange rate	1,080.55	1,080.55	1,080.55
Currency forward contracts 54 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 20, 2017	Dec. 20, 2017	Dec. 20, 2017
Matrurity date	Mar. 22, 2018	Mar. 22, 2018	Mar. 22, 2018
Contract Amount Pay	₩ 5,399
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,079.75	1,079.75	1,079.75
Currency forward contracts 55 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 20, 2017	Dec. 20, 2017	Dec. 20, 2017
Matrurity date	Mar. 22, 2018	Mar. 22, 2018	Mar. 22, 2018
Contract Amount Pay	₩ 5,393
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,078.55	1,078.55	1,078.55
Currency forward contracts 56 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 20, 2017	Dec. 20, 2017	Dec. 20, 2017
Matrurity date	Mar. 22, 2018	Mar. 22, 2018	Mar. 22, 2018
Contract Amount Pay	₩ 5,393
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,078.65	1,078.65	1,078.65
Currency forward contracts 57 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 14, 2017	Dec. 14, 2017	Dec. 14, 2017
Matrurity date	Mar. 19, 2018	Mar. 19, 2018	Mar. 19, 2018
Contract Amount Pay	₩ 205
Contract Amount Receive | $			$ 189
Contract exchange rate	1,084.50	1,084.50	1,084.50
Currency forward contracts 58 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Dec. 19, 2017	Dec. 19, 2017	Dec. 19, 2017
Matrurity date	Mar. 21, 2018	Mar. 21, 2018	Mar. 21, 2018
Contract Amount Pay	₩ 3,164
Contract Amount Receive | $			$ 2,918
Contract exchange rate	1,084.20	1,084.20	1,084.20
Currency forward contracts 59 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Societe Generale	Societe Generale	Societe Generale
Contract date	Dec. 19, 2017	Dec. 19, 2017	Dec. 19, 2017
Matrurity date	Mar. 21, 2018	Mar. 21, 2018	Mar. 21, 2018
Contract Amount Pay	₩ 1,177
Contract Amount Receive | $			$ 1,087
Contract exchange rate	1,082.90	1,082.90	1,082.90
Currency forward contracts 60 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Societe Generale	Societe Generale	Societe Generale
Contract date	Dec. 19, 2017	Dec. 19, 2017	Dec. 19, 2017
Matrurity date	Mar. 21, 2018	Mar. 21, 2018	Mar. 21, 2018
Contract Amount Pay	₩ 5,418
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,083.60	1,083.60	1,083.60
Currency forward contracts 61 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Societe Generale	Societe Generale	Societe Generale
Contract date	Dec. 19, 2017	Dec. 19, 2017	Dec. 19, 2017
Matrurity date	Mar. 21, 2018	Mar. 21, 2018	Mar. 21, 2018
Contract Amount Pay	₩ 5,421
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,084.20	1,084.20	1,084.20
Currency forward contracts 62 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	BNP Paribas	BNP Paribas	BNP Paribas
Contract date	Dec. 19, 2017	Dec. 19, 2017	Dec. 19, 2017
Matrurity date	Mar. 21, 2018	Mar. 21, 2018	Mar. 21, 2018
Contract Amount Pay	₩ 5,413
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,082.60	1,082.60	1,082.60
Currency forward contracts 63 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	BNP Paribas	BNP Paribas	BNP Paribas
Contract date	Dec. 19, 2017	Dec. 19, 2017	Dec. 19, 2017
Matrurity date	Mar. 21, 2018	Mar. 21, 2018	Mar. 21, 2018
Contract Amount Pay	₩ 5,419
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,083.70	1,083.70	1,083.70
Currency forward contracts 64 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	BNP Paribas	BNP Paribas	BNP Paribas
Contract date	Dec. 19, 2017	Dec. 19, 2017	Dec. 19, 2017
Matrurity date	Mar. 21, 2018	Mar. 21, 2018	Mar. 21, 2018
Contract Amount Pay	₩ 5,422
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,084.30	1,084.30	1,084.30
Currency forward contracts 65 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 19, 2017	Dec. 19, 2017	Dec. 19, 2017
Matrurity date	Mar. 21, 2018	Mar. 21, 2018	Mar. 21, 2018
Contract Amount Pay	₩ 5,427
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,085.40	1,085.40	1,085.40
Currency forward contracts 66 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 19, 2017	Dec. 19, 2017	Dec. 19, 2017
Matrurity date	Mar. 21, 2018	Mar. 21, 2018	Mar. 21, 2018
Contract Amount Pay	₩ 5,430
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,085.90	1,085.90	1,085.90
Currency forward contracts 67 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Dec. 14, 2017	Dec. 14, 2017	Dec. 14, 2017
Matrurity date	Mar. 19, 2018	Mar. 19, 2018	Mar. 19, 2018
Contract Amount Pay	₩ 5,428
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,085.50	1,085.50	1,085.50
Currency forward contracts 68 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Dec. 14, 2017	Dec. 14, 2017	Dec. 14, 2017
Matrurity date	Mar. 19, 2018	Mar. 19, 2018	Mar. 19, 2018
Contract Amount Pay	₩ 5,428
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,085.50	1,085.50	1,085.50
Currency forward contracts 69 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Nov. 21, 2017	Nov. 21, 2017	Nov. 21, 2017
Matrurity date	Feb. 26, 2018	Feb. 26, 2018	Feb. 26, 2018
Contract Amount Pay	₩ 5,266
Contract Amount Receive | $			$ 4,826
Contract exchange rate	1,091.10	1,091.10	1,091.10
Currency forward contracts 70 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Nov. 21, 2017	Nov. 21, 2017	Nov. 21, 2017
Matrurity date	Feb. 26, 2018	Feb. 26, 2018	Feb. 26, 2018
Contract Amount Pay	₩ 5,461
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,092.10	1,092.10	1,092.10
Currency forward contracts 71 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Nov. 15, 2017	Nov. 15, 2017	Nov. 15, 2017
Matrurity date	Feb. 21, 2018	Feb. 21, 2018	Feb. 21, 2018
Contract Amount Pay	₩ 1,755
Contract Amount Receive | $			$ 1,587
Contract exchange rate	1,106.10	1,106.10	1,106.10
Currency forward contracts 72 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Nov. 15, 2017	Nov. 15, 2017	Nov. 15, 2017
Matrurity date	Feb. 21, 2018	Feb. 21, 2018	Feb. 21, 2018
Contract Amount Pay	₩ 5,536
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,107.10	1,107.10	1,107.10
Currency forward contracts 73 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Nov. 15, 2017	Nov. 15, 2017	Nov. 15, 2017
Matrurity date	Feb. 21, 2018	Feb. 21, 2018	Feb. 21, 2018
Contract Amount Pay	₩ 4,462
Contract Amount Receive | $			$ 4,027
Contract exchange rate	1,108.10	1,108.10	1,108.10
Currency forward contracts 74 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017
Matrurity date	Feb. 06, 2018	Feb. 06, 2018	Feb. 06, 2018
Contract Amount Pay	₩ 711
Contract Amount Receive | $			$ 638
Contract exchange rate	1,112.80	1,112.80	1,112.80
Currency forward contracts 75 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017
Matrurity date	Feb. 05, 2018	Feb. 05, 2018	Feb. 05, 2018
Contract Amount Pay	₩ 194
Contract Amount Receive | $			$ 173
Contract exchange rate	1,117.80	1,117.80	1,117.80
Currency forward contracts 76 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017
Matrurity date	Feb. 05, 2018	Feb. 05, 2018	Feb. 05, 2018
Contract Amount Pay	₩ 5,594
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,118.80	1,118.80	1,118.80
Currency forward contracts 77 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017
Matrurity date	Feb. 02, 2018	Feb. 02, 2018	Feb. 02, 2018
Contract Amount Pay	₩ 5,604
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,120.80	1,120.80	1,120.80
Currency forward contracts 78 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017
Matrurity date	Feb. 02, 2018	Feb. 02, 2018	Feb. 02, 2018
Contract Amount Pay	₩ 5,599
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,119.80	1,119.80	1,119.80
Currency forward contracts 79 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nomura	Nomura	Nomura
Contract date	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017
Matrurity date	Feb. 02, 2018	Feb. 02, 2018	Feb. 02, 2018
Contract Amount Pay	₩ 5,602
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,120.40	1,120.40	1,120.40
Currency forward contracts 80 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Credit Agricole	Credit Agricole	Credit Agricole
Contract date	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017
Matrurity date	Feb. 02, 2018	Feb. 02, 2018	Feb. 02, 2018
Contract Amount Pay	₩ 5,604
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,120.70	1,120.70	1,120.70
Currency forward contracts 81 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Credit Agricole	Credit Agricole	Credit Agricole
Contract date	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017
Matrurity date	Feb. 02, 2018	Feb. 02, 2018	Feb. 02, 2018
Contract Amount Pay	₩ 5,599
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,119.70	1,119.70	1,119.70
Currency forward contracts 82 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017
Matrurity date	Feb. 02, 2018	Feb. 02, 2018	Feb. 02, 2018
Contract Amount Pay	₩ 5,604
Contract Amount Receive | $			$ 5,000
Contract exchange rate	1,120.70	1,120.70	1,120.70
Currency forward contracts 83 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Standard Chartered	Standard Chartered	Standard Chartered
Contract date	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017
Matrurity date	Feb. 02, 2018	Feb. 02, 2018	Feb. 02, 2018
Contract Amount Pay	₩ 5,393
Contract Amount Receive | $			$ 4,817
Contract exchange rate	1,119.70	1,119.70	1,119.70
Currency forward contracts 84 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Societe Generale	Societe Generale	Societe Generale
Contract date	Oct. 31, 2017	Oct. 31, 2017	Oct. 31, 2017
Matrurity date	Feb. 02, 2018	Feb. 02, 2018	Feb. 02, 2018
Contract Amount Pay	₩ 861
Contract Amount Receive | $			$ 768
Contract exchange rate	1,120.80	1,120.80	1,120.80
Currency forward contracts 85 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	Nova Scotia	Nova Scotia	Nova Scotia
Contract date	Oct. 26, 2017	Oct. 26, 2017	Oct. 26, 2017
Matrurity date	Jan. 30, 2018	Jan. 30, 2018	Jan. 30, 2018
Contract Amount Pay	₩ 923
Contract Amount Receive | $			$ 822
Contract exchange rate	1,123.40	1,123.40	1,123.40
Currency forward contracts 86 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	BNP Paribas	BNP Paribas	BNP Paribas
Contract date	Oct. 13, 2017	Oct. 13, 2017	Oct. 13, 2017
Matrurity date	Jan. 18, 2018	Jan. 18, 2018	Jan. 18, 2018
Contract Amount Pay	₩ 652
Contract Amount Receive | $			$ 579
Contract exchange rate	1,125.60	1,125.60	1,125.60
Currency forward contracts 87 [Member]
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank	KEB Hana Bank
Contract date	Nov. 27, 2017	Nov. 27, 2017	Nov. 27, 2017
Matrurity date	Nov. 26, 2018	Nov. 26, 2018	Nov. 26, 2018
Contract Amount Pay | ¥		¥ 40,000
Contract Amount Receive	₩ 398
Contract exchange rate	9.94	9.94	9.94